LEASES - Schedule of Roll forward of Lease Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 21,378,847
Interest incurred	2,675,913	R$ 2,460,514	R$ 2,420,557
Balances at the end of the period	12,711,063	21,378,847
Current	3,353,501	6,314,221
Non-current	9,357,562	15,064,626
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	17,338,698	12,455,827
Additions	1,725,558	2,669,753
Modifications	73,331	231,459
Payments	(3,790,287)	(3,226,647)
Interest incurred	2,462,958	2,004,159
Transfers	(155,586)	(226,490)
Write-offs	(220,677)	(30,858)
Foreign currency exchange	(2,005,500)	3,461,495
GUC	(2,896,289)
Balances at the end of the period	12,532,206	17,338,698	12,455,827
Current	3,353,501	4,928,197	3,349,056
Non-current	R$ 9,178,705	R$ 12,410,501	9,106,771
Leases | Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	8 years 1 month 6 days	8 years
Weighted average rate p.a	18.60%	16.20%
Balances at the beginning of the period	R$ 16,357,918	R$ 11,567,882
Additions	1,586,734	2,605,615
Modifications	13,279	237,065
Payments	(3,552,045)	(2,955,177)
Interest incurred	2,351,625	1,890,622
Transfers	(155,586)	(226,490)
Write-offs	(219,708)	(17,942)
Foreign currency exchange	(1,880,957)	3,256,343
GUC	(2,896,289)
Balances at the end of the period	R$ 11,604,971	R$ 16,357,918	11,567,882
Leases | Lease without purchase option: Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	5 years 6 months	4 years 9 months 18 days
Weighted average rate p.a	16.90%	11.50%
Balances at the beginning of the period	R$ 269,886	R$ 237,254
Additions	15,922	64,138
Modifications	20,362	2,544
Payments	(96,931)	(83,264)
Interest incurred	28,151	24,350
Transfers	0	0
Write-offs	(969)	(12,916)
Foreign currency exchange	(16,748)	37,780
GUC	0
Balances at the end of the period	R$ 219,673	R$ 269,886	237,254
Leases | Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	4 years 10 months 24 days	4 years
Weighted average rate p.a	16.10%	14.50%
Balances at the beginning of the period	R$ 710,894	R$ 650,691
Additions	122,902	0
Modifications	39,690	(8,150)
Payments	(141,311)	(188,206)
Interest incurred	83,182	89,187
Transfers	0	0
Write-offs	0	0
Foreign currency exchange	(107,795)	167,372
GUC	0
Balances at the end of the period	R$ 707,562	R$ 710,894	R$ 650,691